Stock Based Compensation (Stock Options) (Detail) - Successor - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended	9 Months Ended
	Dec. 31, 2016	Oct. 02, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options, Granted	7,379
Stock Options, Forfeited or expired	(22)
Stock Options, Total outstanding at end of period	7,357
Stock Options, Expected to vest	7,357
Weighted Average Exercise Price, Granted	$ 15.81
Weighted Average Exercise Price,Forfeited or expired	15.58
Weighted Average Exercise Price,Total outstanding at end of period	15.81
Weighted Average Exercise Price, Expected to vest	$ 15.81
Weighted Average Remaining Contractual Term, Total outstanding at beginning of period	9 years 9 months 22 days	0 years
Weighted Average Remaining Contractual Term, Expected to vest	9 years 9 months 22 days
Total outstanding at beginning of period	$ 0
Granteddagag	0
Forfeited or expireddgsg	0
Total outstanding at end of period	0	$ 0
Expected to vest	$ 0